Long-term Borrowings - Schedule of Long-term Borrowings (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Debt Disclosure [Abstract]
Long-term borrowings	$ 11,027	$ 0